CHANGE OF PRESENTATION CURRENCY (Tables)	12 Months Ended
Dec. 31, 2020
CHANGE OF PRESENTATION CURRENCY
Schedule of functional currencies of the Company's subsidiaries

Orla Mining Ltd.	Canadian dollars
CR Acquisitions Ltd.	Canadian dollars
Orla Mining (Canada) Ltd.	Canadian dollars
Minerometalúrgica San Miguel S de RL de CV	Mexican pesos
Minera Camino Rojo SA de CV	Mexican pesos
Minera Cerro Quema SA	United States dollars
Aurum Exploration Inc.	United States dollars
Monitor Gold Corporation	United States dollars